Debt, Senior Secured Credit Facilities (Details) € in Millions, $ in Millions				1 Months Ended			3 Months Ended	12 Months Ended
	Aug. 17, 2017 USD ($)	Jun. 30, 2017	May 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2018 USD ($)	Jun. 30, 2018 USD ($)	Mar. 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2014	Dec. 31, 2019 EUR (€)	Jun. 28, 2019 USD ($)	Jul. 30, 2018 USD ($)	Aug. 17, 2017 EUR (€)	May 31, 2016 USD ($)	Mar. 04, 2016 USD ($)	Jul. 30, 2013 USD ($)	Jul. 30, 2013 EUR (€)
Amortization and Final Maturity [Abstract]
Principal payment of outstanding borrowings								$ 32.8	$ 337.6	$ 2,879.3
LIBOR [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Outstanding borrowing								$ 927.6				€ 601.2
Interest Rate and Fees [Abstract]
Basis spread on variable rate								1.00%
Term of variable rate								1 month
Federal Funds Effective Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate								0.50%
Receivables Financing Agreement [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Maximum borrowing capacity								$ 125.0
Letters of credit outstanding								27.6
Outstanding borrowing								0.0
Receivables Financing Agreement [Member] | Maximum [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Aggregate principal amount																$ 75.0
Term Loan Denominated in U.S. Dollars, Due 2024 [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Aggregate principal amount				$ 50.0				$ 35.0	$ 50.0
Amortization and Final Maturity [Abstract]
Principal payment of outstanding borrowings							$ 25.0
Senior Secured Credit Facility [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Aggregate principal amount													$ 450.0					$ 2,825.0
Prepayments [Abstract]
Percentage of annual excess cash flow for prepayment of outstanding loan											50.00%
Percentage of annual excess cash flow for prepayment of outstanding loan under restrictive covenants								25.00%
Percentage of the net cash proceeds of all non-ordinary course asset sales for prepayment of outstanding term loan								100.00%
Percentage of net cash proceeds of any incurrence of debt for prepayment of outstanding term loan								100.00%
Certain Covenants and Events of Default [Abstract]
Consolidated Total Debt to Consolidated EBITDA ratio								5.00
Senior Secured Credit Facility [Member] | Maximum [Member]
Prepayments [Abstract]
Consolidated secured debt to consolidated EBITDA ratio considered for prepayment of outstanding term loan under covenant one								3.50
Certain Covenants and Events of Default [Abstract]
Investments in unrestricted subsidiaries								$ 100.0
Percentage of consolidated EBITDA								25.00%
Letters of credit under restrictive covenant								$ 80.0
Senior Secured Credit Facility [Member] | Minimum [Member]
Prepayments [Abstract]
Consolidated secured debt to consolidated EBITDA ratio considered for prepayment of outstanding term loan under covenant two								3.00
Certain Covenants and Events of Default [Abstract]
Percentage of non-cash collateralized letters of credit								40.00%
Aggregate amount of non-cash collateralized letters of credit outstanding								$ 450.0
Senior Secured Credit Facility [Member] | Condition One [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
EBITDA amount								$ 250.0
Consolidated senior secured debt to consolidated EBITDA ratio								5.50
Senior Secured Credit Facility [Member] | Condition Two [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Consolidated senior secured debt to consolidated EBITDA ratio								4.50
Original Dollar Term Loan Facility [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Aggregate principal amount			$ 276.8															1,900.0
Maximum borrowing capacity	$ 1,285.5
Amortization and Final Maturity [Abstract]
Percentage of original principal amount for quarterly installment payment of debt amortization								1.00%
Principal payment of outstanding borrowings				$ 73.3	$ 150.0	$ 100.0
Accrued and unpaid interest			1.5
Write-off of unamortized debt issuance costs			4.3					$ 0.5
Original issue discounts			$ 0.7
Original Dollar Term Loan Facility [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate	0.00%	1.00%						2.75%
Original Dollar Term Loan Facility [Member] | Base Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate								1.75%
Euro Term Loan Due in 2020 [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Aggregate principal amount | €																			€ 400.0
Maximum borrowing capacity | €															€ 615.0
Amortization and Final Maturity [Abstract]
Percentage of original principal amount for quarterly installment payment of debt amortization								1.00%
Euro Term Loan Due in 2020 [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate	0.00%	1.00%						3.00%
New Revolving Credit Facility [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Maximum borrowing capacity																	$ 360.0	$ 400.0
Decrease in borrowing capacity																	$ 40.0
Expected decrease in borrowing capacity next year														$ 269.9
Unused availability								$ 445.6
Outstanding borrowing								$ 4.4
Interest Rate and Fees [Abstract]
Commitment fee								0.50%
Amortization and Final Maturity [Abstract]
Write-off of unamortized debt issuance costs								$ 0.2
New Revolving Credit Facility [Member] | Ingersoll Rand [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Aggregate principal amount								1,000.0
Letters of credit outstanding								$ 400.0
New Revolving Credit Facility [Member] | LIBOR [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate	0.00%							2.25%
New Revolving Credit Facility [Member] | Base Rate [Member]
Interest Rate and Fees [Abstract]
Basis spread on variable rate								1.25%
New Revolving Credit Facility [Member] | Maximum [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Consolidated senior secured debt to consolidated EBITDA ratio								6.25
New Revolving Credit Facility [Member] | Condition Three [Member]
Interest Rate and Fees [Abstract]
Commitment fee								0.375%
New Revolving Credit Facility [Member] | Condition Three [Member] | Maximum [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Consolidated senior secured debt to consolidated EBITDA ratio								3.0
New Revolving Credit Facility [Member] | Letter of Credit [Member]
Debt Instrument, Senior Secured Credit Facilities [Abstract]
Maximum borrowing capacity								$ 200.0					$ 200.0